NOTES PAYABLE (Details Narrative) - USD ($)		3 Months Ended	12 Months Ended
	Sep. 11, 2023	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Short-Term Debt [Line Items]
Proceeds from notes payable	$ 500,000		$ 275,000
Debt instrument debt discount	$ 112,500	$ 181,250	181,250
Interest rate	5.00%
Debt instrument maturity date	Mar. 11, 2024
Amortization of debt discount		90,625	90,625
Interest expense		$ 79,314	103,615
Net proceeds from debt	$ 500,000
Bear interest rate	5.00%
Notes payable, description	The Company is required to redeem the notes with one hundred percent (100%) of the proceeds of any equity or debt financing, on a pro rata basis, at a redemption premium of one hundred and ten percent (110%) of the principal amount of the notes. The Company anticipates redeeming the notes in full with proceeds expected to be received over the next several months from existing financing arrangements.
Debt description	In an event of default, the outstanding principal of the notes shall increase by one hundred and twenty percent (120%), and investors may convert the notes into common stock of the Company at the lower of (a) the Fixed Conversion Price or (b) the lowest daily volume-weighted average price reported by Bloomberg (“VWAP”) of the Common Stock during the ten (10) business days before the conversion date. If the daily VWAP of the common stock is below $1.00 for ten (10) consecutive trading days, the Conversion Price shall be 95% of the lowest daily VWAP ten (10) days before conversion date.
Senior Secured Promissory Notes [Member] | Bridge Agreement [Member]
Short-Term Debt [Line Items]
Principal amount	$ 625,000
Notes payable related party	$ 281,250
Debt instrument carrying amount			$ 20,325